S000073535 [Member] Performance Management - Nuveen Growth Opportunities ETF	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the potential risks of investing in the Fund. Both the bar chart and the table assume that all distributions have been reinvested. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with the Russell 1000® Index, a broad measure of U.S. equity market performance that is generally representative of the market sectors or types of investments in which the Fund invests.
Performance Additional Market Index [Text]	Performance is also shown for the Russell 1000® Growth Index, which more closely represents the growth exposure sought by the Fund.
Bar Chart [Heading]	Annual Total Return
Bar Chart Closing [Text Block]	During the period reflected in the bar chart above, the Fund’s highest and lowest quarterly returns were 19.04% and -21.58%, respectively, for the quarters ended June 30, 2025 and June 30, 2022.
Performance Table Heading	Average Annual Total Returns for the Periods EndedDecember 31, 2025
Performance Table Narrative
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with the Russell 1000® Index, a broad measure of U.S. equity market performance that is generally representative of the market sectors or types of investments in which the Fund invests. Performance is also shown for the Russell 1000® Growth Index, which more closely represents the growth exposure sought by the Fund. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Availability Website Address [Text]	www.nuveen.com/etf
Performance Availability Phone [Text]	(800) 257-8787
Nuveen Growth Opportunities ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest
Highest Quarterly Return	19.04%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest
Lowest Quarterly Return	(21.58%)
Lowest Quarterly Return, Date	Jun. 30, 2022